Basis of preparation (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
UNITED KINGDOM
Basis of preparation [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	$ 500
GERMANY
Basis of preparation [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	$ 300